UNIT-BASED COMPENSATION - Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	99	99
Forfeited during the year (in shares)	(79)
Options outstanding (in shares)	20	99	99
Options exercisable (in shares)	20	99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, weighted average exercise price, beginning balance (in dollars per share)	$ 14.49	$ 14.49
Forfeited during the year, weighted average exercise price (in dollars per share)	14.49
Options outstanding, weighted average exercise price, ending balance	$ 14.49	$ 14.49	$ 14.49
Weighted average remaining contractual term (years)	10 months 24 days	1 year 10 months 24 days	1 year 10 months 24 days
Options, vested in period, fair value	$ 0	$ 233	$ 233
Compensation cost recognized	$ 0	$ 207	$ 234